Shareholder Report, Holdings (Details) - C000261013	Mar. 31, 2026
Taiwan Semiconductor Manufacturing Co., Ltd. - FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Samsung Electronics Co., Ltd. - FR_494281900
Holdings [Line Items]
Percent of Net Asset Value	7.30%
SK hynix, Inc. - FR_ACI01UR99
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Delta Electronics, Inc. - FR_626073902
Holdings [Line Items]
Percent of Net Asset Value	3.60%
ORLEN SA - FR_581006905
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Petroleo Brasileiro SA - Petrobras - FR_71654V408
Holdings [Line Items]
Percent of Net Asset Value	3.10%
ICICI Bank Ltd. - FR_45104G104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Itau Unibanco Holding SA, Class H - FR_465562106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
New Oriental Education & Technology Group, Inc. - FR_647581206
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PetroChina Co., Ltd., Class H - FR_622657906
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Country SummaryPoland
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Country SummaryUnited Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Country SummaryChile
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Country SummaryMexico
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Country SummaryMalaysia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Country SummaryGreece
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Country SummarySouth Africa
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Country SummaryRussia
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
16537445
Holdings [Line Items]
Percent of Net Asset Value	0.30%
SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.90%
SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.90%
SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.30%
SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%